Cash Flow Analysis - Investing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Statement [Abstract]
Net cash flow used in investing activities	€ 10,245	€ 8,208	€ 12,917
Net cash flow used in investing activities, percent change	(24.80%)	36.50%
Proceeds from the sale in property, plant and equipment and intangible assets	€ 148	€ 134	254
Payments on investments in property, plant and equipment and intangible assets	(9,140)	(9,321)	(10,510)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, net	€ (8,992)	€ (9,187)	€ (10,256)
Proceeds from the sale in property, plant and equipment and intangible assets, percent change	10.40%	(47.20%)
Payments on investments in property, plant and equipment and intangible assets, percent change	(2.00%)	(11.30%)
(Payments on investments)/proceeds from the sale in property, plant and equipment and intangible assets, percent change	(2.10%)	(10.40%)
Spectrum license payments	€ 352	€ 349
Gains (losses) on litigation settlements	€ 317